LEASES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
LEASES
Right-of-use assets	¥ 51,326	¥ 58,458
Lease liabilities	46,212	60,159
Lease liabilities - current	15,423	13,431
Lease liabilities ? noncurrent	¥ 30,789	¥ 46,728